Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Statement of cash flows [abstract]
Restricted cash	$ 493	$ 463	$ 493